Quarterly Report
June 30, 2023
MFS®  Maryland
Municipal Bond Fund
MMD-Q1

Portfolio of Investments
6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport Revenue – 1.3%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$70,000	$67,707
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	65,000	61,810
Metropolitan Washington, D.C., Airport Authority, Airport System Refunding Rev., “A”, 5%, 10/01/2025	1,525,000	1,567,271
		$1,696,788
General Obligations - General Purpose – 17.7%
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 4/01/2033	$1,895,000	$1,959,593
Baltimore County, MD, Metropolitan District (80th Issue), 4%, 3/01/2045	1,500,000	1,499,564
Baltimore, MD, General Obligation, Consolidated Public Improvement Refunding, “B”, 5%, 10/15/2023	1,050,000	1,055,573
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	225,000	203,767
Cheverly, MD, Public Improvement, 4.5%, 11/01/2047	490,000	506,416
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	480,000	524,886
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	6,747	6,463
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	53,375	32,632
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	45,774	48,198
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	45,031	48,225
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	121,739	132,965
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	41,476	39,405
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	75,390	70,070
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	31,997	28,715
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	43,504	37,774
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	150,243	126,937
Frederick County, MD, General Obligation, Public Facilities, “A”, 5%, 8/01/2024	1,500,000	1,531,882
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	1,155,000	903,278
Howard County, MD, Metropolitan District Project, “C”, 4%, 2/15/2048	1,500,000	1,479,779
Maryland Community Development Administration, Local Government Infrastructure, “A-2”, 4%, 6/01/2036	1,210,000	1,243,300
Maryland State & Local Facilities Loan, General Obligation, 4%, 6/01/2029	1,500,000	1,510,367
Maryland State & Local Facilities Loan, General Obligation Refunding, “A”, 5%, 8/01/2025	2,055,000	2,138,646
Maryland State & Local Facilities Loan, General Obligation, “A”, 5%, 6/01/2036	1,000,000	1,161,491
Maryland State & Local Facilities Loan, General Obligation, “C”, 5%, 8/01/2024	3,580,000	3,651,902
Montgomery County, MD, General Obligation, Consolidated Public Improvement, “A”, 5%, 8/01/2035	1,000,000	1,175,150
Oxford, AL, General Obligation Warrants, “A”, 5%, 7/01/2052	385,000	412,140
State of California, Various Purpose General Obligation, 4%, 3/01/2036	430,000	449,288
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	174,813
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	100,000	108,582
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	300,000	287,620
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	190,000	180,741
		$22,730,162
General Obligations - Schools – 0.5%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$325,000	$284,223
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	405,000	403,568
		$687,791
Healthcare Revenue - Hospitals – 16.0%
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	$55,000	$51,373
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 4%, 7/01/2045	15,000	10,895
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	540,000	517,837
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	750,000	778,715
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	777,301
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	946,466
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2039	1,145,000	1,095,824
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2041	1,000,000	944,195
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028 (Prerefunded 7/01/2025)	750,000	778,735
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	400,000	417,977

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	$1,000,000	$962,919
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,155,000	1,302,412
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), 5%, 8/15/2033	1,030,000	1,055,239
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 8/15/2041	505,000	505,131
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	773,642
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	618,973
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	510,885
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2033	1,205,000	1,298,725
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2035	500,000	534,956
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,025,639
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,058,315
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D”, 4%, 7/01/2048	1,250,000	1,175,170
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034 (Prerefunded 7/01/2024)	1,000,000	1,018,185
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	1,240,000	1,264,042
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	590,000	578,788
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	635,000	579,551
		$20,581,890
Healthcare Revenue - Long Term Care – 2.8%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$871,381
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	421,390
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	447,637
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	507,730
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	303,402
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), “B”, 5%, 1/01/2032	575,000	637,980
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	406,792
		$3,596,312
Healthcare Revenue - Other – 0.3%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$370,000	$370,203
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$101,486
Miscellaneous Revenue - Other – 2.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$20,000	$19,807
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	85,000	85,202
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	70,000	65,197
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2028	90,000	93,658
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2029	210,000	220,721
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,014,552
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	40,322
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	415,000	429,502
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	240,000	235,964
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	390,000	390,087
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	490,000	501,147
		$3,096,159
Multi-Family Housing Revenue – 8.8%
Howard County, MD, Housing Commission Rev. (Beech's Farm Apartments), VRDN, 2.19%, 12/01/2062	$4,000,000	$4,000,000
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	500,000	503,291
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	786,343
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, FHA, 4%, 7/01/2048	500,000	454,525
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 3.65%, 7/01/2049	505,000	472,983

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 3.35%, 7/01/2049	$1,765,000	$1,502,507
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A-1”, FHA, 3.05%, 7/01/2044	1,000,000	809,478
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 5.125%, 7/01/2037	1,000,000	1,040,323
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	941,044
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	284,282	278,434
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	765,000	521,847
		$11,310,775
Parking – 1.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,394,240
Port Revenue – 1.2%
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2044	$500,000	$509,005
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2049	250,000	252,706
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	650,000	684,223
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	190,000	141,359
		$1,587,293
Sales & Excise Tax Revenue – 2.3%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$10,000	$10,413
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,221
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	10,494
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	75,000	66,289
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	21,000	20,517
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	81,000	77,184
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,276,000	1,243,932
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	160,000	152,165
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	75,000	71,327
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	267,000	253,045
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	960
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	36,000	30,571
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	6,000	4,661
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	338,000	241,127
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	332,000	215,796
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,467,000	412,124
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	91,650
		$2,907,476
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	$250,000	$231,843
Single Family Housing - Local – 0.8%
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “A”, FHA, 5.75%, 7/01/2054	$1,000,000	$1,085,999
Single Family Housing - State – 6.1%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 2.1%, 9/01/2041	$1,500,000	$1,057,457
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	500,000	495,358
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 5.5%, 9/01/2053	1,000,000	1,071,040
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 2.1%, 3/01/2033	250,000	212,800

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2051	$1,000,000	$960,409
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 5.05%, 3/01/2047	1,000,000	1,027,172
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 6%, 3/01/2053	1,000,000	1,079,982
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	861,699
West Virginia Housing Development Fund Finance Bonds, “C”, 4.85%, 11/01/2052	1,000,000	1,007,687
		$7,773,604
State & Local Agencies – 9.3%
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	$500,000	$528,456
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2038	500,000	531,479
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	225,000	235,128
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	2,000,000	470,586
Maryland Stadium Authority, Built to Learn Rev., 4%, 6/01/2046	1,405,000	1,352,049
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2036	1,000,000	1,026,644
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2041	1,500,000	1,501,723
Maryland Stadium Authority, Hagerstown Multi-Use Sports & Events Facility Lease Rev., “A”, 5%, 6/01/2052	1,000,000	1,087,845
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	887,604
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,076,521
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2048	1,500,000	1,572,547
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), “A”, 5%, 7/15/2040	1,500,000	1,693,321
		$11,963,903
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	$115,000	$93,970
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	490,000	484,767
		$578,737
Tax - Other – 1.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$85,000	$87,839
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	190,000	207,450
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	850,000	838,779
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	492,226
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	600,000	449,162
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	90,791
		$2,166,247
Tax Assessment – 3.5%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$500,000	$501,181
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), “B”, 3.875%, 6/01/2046 (n)	300,000	242,360
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	505,990
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	250,000	243,450
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	439,055
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), “B”, 4%, 7/01/2040	180,000	164,183
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), “A”, 5%, 7/01/2026	820,000	855,068
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), “A”, 5%, 7/01/2043 (n)	250,000	244,288
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	222,909
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	300,000	272,376
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	500,000	424,812
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	400,000	393,598
		$4,509,270

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$410,000	$379,469
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	365,000	330,678
		$710,147
Toll Roads – 1.1%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$500,000	$475,170
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	915,000	979,192
		$1,454,362
Transportation - Special Tax – 6.0%
Maryland Department of Transportation, Consolidated Transportation, 5%, 10/01/2026	$1,335,000	$1,421,071
Maryland Department of Transportation, Consolidated Transportation, 4%, 12/15/2029	1,500,000	1,506,172
Maryland Department of Transportation, Consolidated Transportation Refunding, “A”, 5%, 12/01/2025	1,080,000	1,129,418
Maryland Department of Transportation, Consolidated Transportation, “A”, 3%, 10/01/2033	500,000	487,574
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	1,000,000	943,970
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	75,000	82,879
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	462,960
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	461,926
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	1,140,000	1,188,157
		$7,684,127
Universities - Colleges – 4.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2044	$500,000	$512,023
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	511,967
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,048,113
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	465,783
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	668,199
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	215,927
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	420,000	352,024
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	85,110
University System of Maryland, Auxiliary Facility & Tuition Rev., “A”, 5%, 4/01/2028	1,205,000	1,327,960
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	110,000	110,514
		$5,297,620
Universities - Dormitories – 2.5%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$660,000	$679,294
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	782,087
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	1,025,473
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	410,000	410,113
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	300,056
		$3,197,023
Utilities - Electric Power – 0.3%
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	$555,000	$446,905
Utilities - Municipal Owned – 0.4%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$10,000	$3,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	37,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	160,000	60,000
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,859
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	250,000	93,750
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	15,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	7,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	95,000	35,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	$45,000	$16,875
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2024 (a)(d)	40,000	15,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	125,000	46,875
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	20,000	7,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	22,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	65,000	24,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	7,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	65,000	24,375
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	18,750
		$457,984
Utilities - Other – 3.0%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$665,000	$695,321
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	375,000	370,477
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	745,000	779,880
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	720,000	753,191
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	410,000	434,065
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	650,000	672,450
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	140,000	140,236
		$3,845,620
Water & Sewer Utility Revenue – 3.0%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2038	$550,000	$558,511
Baltimore, MD, Project Rev. (Stormwater Projects), “A”, 5%, 7/01/2049	1,000,000	1,065,027
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “B”, 5%, 7/01/2042 (Prerefunded 1/01/2024)	1,320,000	1,331,540
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	20,418
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	106,017
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	205,000	206,924
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	205,000	206,651
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	130,000	131,959
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	25,000	25,370
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	30,000	30,304
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	15,196
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	35,368
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	50,559
		$3,783,844
Total Municipal Bonds		$125,247,810
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$165,000	$146,651
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	378,197	119,392
Total Bonds		$266,043
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$196,379	$98,926

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.04% (v)	1,186,886	$1,187,123

Other Assets, Less Liabilities – 1.2%		1,524,112
Net Assets – 100.0%		$128,324,014
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,187,123 and $125,612,779, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,756,898, representing 2.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$125,346,736	$—	$125,346,736
U.S. Corporate Bonds	—	266,043	—	266,043
Mutual Funds	1,187,123	—	—	1,187,123
Total	$1,187,123	$125,612,779	$—	$126,799,902
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,575,767	$11,070,522	$12,460,061	$1,177	$(282)	$1,187,123

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,874	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2023, are as follows:
Maryland	75.3%
Washington DC	4.8%
New York	3.2%
Puerto Rico	3.1%
Alabama	2.2%
California	2.1%
Illinois	1.6%
Virginia	1.1%
Tennessee	1.0%
West Virginia	0.8%
Texas	0.8%
Guam	0.6%
South Carolina	0.5%
New Jersey	0.4%
Pennsylvania	0.4%
Ohio	0.3%
Massachusetts	0.3%
New Hampshire	0.2%
Wisconsin	0.1%
Colorado	0.1%
Michigan	0.1%
Indiana	0.1%
Iowa	0.1%
Mississippi (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.